KEY MANAGEMENT PERSONNEL COMPENSATION	9 Months Ended
Mar. 31, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended March 31, 2024, and 2023.

	03/31/2024	03/31/2023

Salaries, social security and other benefits	1,472,483	1,283,114
Share-based incentives	2,952,993	2,680,218
Total	4,425,476	3,963,332